Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Note Payable

As of March 31, 2026 and December 31, 2025 notes payable consisted of the following:

	March 31, 2026	December 31, 2025

Secured promissory notes dated November 2018 through September 2024 issued to finance equipment acquisitions which mature from December 2023 through October 2030, and bear interest of 3.12% to 10.99% with principal and interest payments due monthly.	$272,981	$285,666
Small Business Administration loan which bears interest at 1% with interest payments due monthly.	11,000	11,000
Secured promissory note dated May 25, 2023, which matures in May 2028	5,685,501	5,840,539
Secured promissory note dated September 19, 2023, which matures in September 2028 and bears interest of 4%	4,199,000	4,199,000
Secured promissory note dated September 20, 2024, which matures on September 19, 2025 and bears interest of 19%	13,945	27,892
Secured promissory note dated April 2025, which matures in March 2026 and bears interest of 12%	-	65,326
Secured promissory note dated April 2025, which matures in August 2026 and bears interest of 20%	308,989	308,989
Secured promissory note dated May 2025, which matures in April 2027 and bears interest of 16%	38,390	46,344
Total Notes payable	$10,529,806	$10,784,756
Less current portion	(864,557)	(1,001,395)

Total notes payable, net of current	$9,665,249	$9,783,361

As of December 31, 2025 and 2024 notes payable consisted of the following:

	December 31, 2025	December 31, 2024

Secured promissory notes dated November 2018 through September 2024 issued to finance equipment acquisitions which mature from December 2023 through October 2030, and bear interest of 3.12% to 10.99% with principal and interest payments due monthly.	$285,666	$225,140
Small Business Administration loan which bears interest at 1% with interest payments due monthly.	11,000	11,000
Secured promissory note dated May 25, 2023, which matures in May 2028	5,840,539	4,846,714
Secured promissory note dated September 19, 2023, which matures in September 2028 and bears interest of 4%	4,199,000	4,199,000
Secured promissory note dated July 8, 2024, which matures in June 2025 and bears interest of 15%	-	249,900
Secured promissory note dated July 3, 2024, which matures in July 2026 and bears interest of 10%	-	1,000,000
Secured promissory note dated September 20, 2024, which matures on September 19, 2025 and bears interest of 19%	27,892	52,283
Secured promissory note dated April 2025, which matures in March 2026 and bears interest of 12%	65,326	-
Secured promissory note dated April 2025, which matures in August 2026 and bears interest of 20%	308,989	-
Secured promissory note dated May 2025, which matures in April 2027 and bears interest of 16%	46,344	-
Total Notes payable	$10,784,756	$10,584,037
Less current portion	(1,001,395)	(1,337,490)

Total notes payable, net of current	$9,783,361	$9,246,547

Schedule of Reconciliation of Notes Payable

A reconciliation of the beginning and ending balances of notes payable for the three months ended March 31, 2026 and year ended December 31, 2025 is as follows:

	March 31, 2026	December 31, 2025
Balance as of beginning of period	$10,784,756	$10,584,037
Modification of notes payable and warrants	(217,255)	-
Non-cash note additions	-	245,050
Financed equipment	-	433,112
Financing arrangements	-	-

Amortization of debt discount	212,217	993,024
Resale of note payable to related party	-	(350,000)
Interest classified to debt	-	89,089

Non-cash note repayment	-	(50,423)
Cash repayments	(249,912)	(1,159,133)
Balance as of end of period	$10,529,806	$10,784,756

A reconciliation of the beginning and ending balances of notes payable for the years ended December 31, 2025 and 2024 is as follows:

	December 31, 2025	December 31, 2024
Balance as of beginning of period	$10,584,037	$8,884,513
Proceeds from notes payable	-	1,325,574
Non-cash note additions	245,050	-
Financed equipment	433,112	-
Financing arrangements	-	241,898
Amortization of debt discount	993,024	993,823
Resale of note payable to related party	(350,000)	(472,000)
Interest classified to debt	89,089	80,058
Non-cash note repayment	(50,423)	-
Cash repayments	(1,159,133)	(469,829)
Balance as of end of period	$10,784,756	$10,584,037